Significant Accounting Policies - Additional Information (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Profit (loss)	$ (129,220)	$ (187,413)	$ (14,408)